Share-based Compensation - Summary of Option Activity Under 2019 Equity Plan (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, Outstanding, Ending balance	12,057,070
2019 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, Granted	20,207,630
Number of options, Forfeited	(766,575)
Number of options, Exercised	(7,383,985)
Number of options, Outstanding, Ending balance	12,057,070
Number of options, Options vested and expected to vest as of March 31, 2020	12,057,070
Number of options, Options exercisable as of March 31, 2020	2,067,070
Weighted average exercise price, Granted | $ / shares	$ 0.02
Weighted average exercise price, Forfeited | $ / shares	0.01
Weighted average exercise price, Exercised | $ / shares	0.01
Weighted average exercise price, Outstanding, Ending balance | $ / shares	0.03
Weighted average exercise price, Options vested and expected to vest as of March 31, 2020 | $ / shares	0.03
Weighted average exercise price, Options exercisable as of March 31, 2020 | $ / shares	$ 0.01
Weighted average remaining contractual term, Outstanding, as of March 31, 2020	9 years 4 months 24 days
Weighted average remaining contractual term, Options vested and expected to vest as of March 31, 2020	9 years 4 months 24 days
Weighted average remaining contractual term, Options exercisable as of March 31, 2020	9 years 4 months 24 days
Aggregate intrinsic value of options, Outstanding, as of March 31, 2020 | $	$ 10,220
Aggregate intrinsic value of options, Options vested and expected to vest as of March 31, 2020 | $	10,220
Aggregate intrinsic value of options, Options exercisable as of March 31, 2020 | $	$ 1,794